Leases - Right-of-use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	£ 51,134
Adjustment on initial application of IFRS 16	57,193	£ 51,134
Additions	27,746
Disposals	(1,757)
Derecognition as a result of subleases	(122)
Modifications	(2,553)
Depreciation charge	(10,449)	(9,072)	£ 0
Effect of foreign exchange revaluation and translations	(5,109)
Right-of-use assets end of period	57,193	51,134
Leasehold Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	51,134
Adjustment on initial application of IFRS 16	57,019	51,134
Additions	27,503	20,827
Disposals	(1,751)	(220)
Derecognition as a result of subleases	(122)	(1,336)
Modifications	(2,553)	335
Depreciation charge	(10,390)	(9,072)
Effect of foreign exchange revaluation and translations	(5,105)	378
Right-of-use assets end of period	57,019	51,134
Leasehold Buildings | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period		40,222
Adjustment on initial application of IFRS 16			40,222
Right-of-use assets end of period			40,222
Leasehold Buildings | Restated
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period		0
Adjustment on initial application of IFRS 16			0
Right-of-use assets end of period			£ 0
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	0
Adjustment on initial application of IFRS 16	174	0
Additions	243
Disposals	(6)
Derecognition as a result of subleases	0
Modifications	0
Depreciation charge	(59)
Effect of foreign exchange revaluation and translations	(4)
Right-of-use assets end of period	£ 174	£ 0